RELATED PARTY TRANSACTIONS (Details)	Mar. 31, 2025	Mar. 31, 2024
Changyun
RELATED PARTY TRANSACTIONS
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Beijing
RELATED PARTY TRANSACTIONS
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Qinghai
RELATED PARTY TRANSACTIONS
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Hangzhou
RELATED PARTY TRANSACTIONS
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Shijiazhuang
RELATED PARTY TRANSACTIONS
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Suzhou
RELATED PARTY TRANSACTIONS
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Related Party | Shanghai Tuwen Office Equipment Co., Ltd | Non-controlling shareholder | Changyun
RELATED PARTY TRANSACTIONS
Ownership by non controlling owners (as a percent)	45.00%
Related Party | Qinghai Jiayuan Mingyue Trade Co., Ltd | Non-controlling shareholder | Qinghai
RELATED PARTY TRANSACTIONS
Ownership by non controlling owners (as a percent)	45.00%
Related Party | Hangzhou Shilian Office Equipment Co., Ltd | Non-controlling shareholder | Hangzhou
RELATED PARTY TRANSACTIONS
Ownership by non controlling owners (as a percent)	45.00%
Related Party | Hebei Leading Future Technology Co., Ltd. | Non-controlling shareholder | Shijiazhuang
RELATED PARTY TRANSACTIONS
Ownership by non controlling owners (as a percent)	45.00%
Related Party | Youshi Innovation Business Group Co., Ltd | Non-controlling shareholder | Beijing
RELATED PARTY TRANSACTIONS
Ownership by non controlling owners (as a percent)	45.00%
Related Party | Yun Li | Non-controlling shareholder | Qinghai
RELATED PARTY TRANSACTIONS
Ownership by non controlling owners (as a percent)	45.00%
Related Party | Peidong Xia | Non-controlling shareholder | Changyun
RELATED PARTY TRANSACTIONS
Ownership by non controlling owners (as a percent)	45.00%
Related Party | Zhongyang Pan | Family memember of the non-controlling shareholders | Suzhou
RELATED PARTY TRANSACTIONS
Ownership by non controlling owners (as a percent)	45.00%